Preferred Stock and Warrants: (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Outstanding | shares	50,368
Warrants Outstanding, Warrants granted | shares	4,180,673
Warrants Outstanding, Warrants exercised | shares	(17,659)
Outstanding | shares	4,213,382
Weighted-Average Exercise Price, Outstanding | $ / shares	$ 26.24
Weighted-Average Exercise Price, Warrants granted | $ / shares	33.92
Weighted-Average Exercise Price, Warrants exercised | $ / shares	0.32
Weighted-Average Exercise Price, Outstanding | $ / shares	$ 33.92